Investment in a joint venture	12 Months Ended
Dec. 31, 2025
Investment In Joint Venture
Investment in a joint venture

6	Investment in a joint venture

In June 2025, RCSR Pte. Ltd. (“RCSR”), a wholly owned indirect subsidiary of Ryde, entered into a share purchase agreement to acquire a 40% ownership interest in AToll Discovery Pte. Ltd. (“AToll”), a company incorporated in Singapore. AToll is engaged in the electric vehicle (“EV”) car rental business in Singapore.

The purchase consideration was USD 1,455,000, which was satisfied through the issuance of 4,850,000 Class A common shares of Ryde Group Ltd directly to the selling shareholders of AToll. No cash consideration was transferred.

As a result of the acquisition, the Company obtained joint control over AToll and accounts for its investment in AToll using the equity method in accordance with ASC 323, Investments—Equity Method and Joint Ventures.

The acquisition was completed in June 2025. The Company’s share of AToll’s loss for the year ended December 31, 2025 was S$119,000 (US$93,000).

As of December 31, 2025, there are no significant restrictions on AToll’s ability to pay dividends or make distributions to its investors.

The Company has no additional funding commitments or guarantees relating to its investment in AToll as of December 31, 2025.

Summary of financial information of the joint venture, as derived from its unaudited financial statements, is as follows:

	December 31, 2024	December 31, 2025	December 31, 2025
	S$’000	S$’000	US$’000

Current assets	462	2,324	1,807
Non-current assets	7,945	7,357	5,721
Total assets	8,407	9,681	7,528

Current liabilities	2,846	9,114	7,087
Non-current liabilities	6,002	1,659	1,290
Total liabilities	8,848	10,773	8,377

Joint venture’s deficit	(441)	(1,092)	(849)

Total liabilities and joint venture’s equity	8,407	9,681	7,528

	Year Ended December 31,
	2024	2025	2025
	S$’000	S$’000	US$’000

Revenue	1,618	1,607	1,249
Cost of revenue	(1,475)	(1,078)	(838)
Gross profit	143	529	411
Net loss	(433)	(650)	(506)

6	Investment in a joint venture (continued)

For the year ended December 31, 2025, the Company recognized its share of loss from the Joint Venture of approximately S$119,000 (US$93,000), representing its proportionate share of the Joint Venture’s net loss from the date of acquisition to year end.

The reconciliation between the Company’s share of the Joint Venture’s net liabilities and the carrying amount of the investment is as follows:

Initial investment cost in Joint Venture (June 2025): S$1,867,000

Share of post-acquisition loss recognized: (S$119,000)

Carrying amount of investment in Joint Venture as at December 31, 2025: S$1,748,000